NORTHERN INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN INTERNATIONAL EQUITY FUND NORTHERN INTERNATIONAL EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN INTERNATIONAL EQUITY FUND NORTHERN INTERNATIONAL EQUITY FUND
Management Fees	[1]	1.00%
Other Expenses	[1]	0.22%
Transfer Agent Fees	[1]	0.02%
Other Operating Expenses	[1]	0.20%
Total Annual Fund Operating Expenses	[1]	1.22%
Expense Reimbursement	[1],[2]	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.06%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 1.06%. This contractual limitation may not be terminated before July 31, 2016 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHERN INTERNATIONAL EQUITY FUND | NORTHERN INTERNATIONAL EQUITY FUND | USD ($)	108	371	655	1,463

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.02% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Fund intends to invest in the securities of companies located in a number of countries throughout the world. These companies generally have market capitalizations in excess of $1 billion.

Using fundamental research and quantitative analysis, the Fund’s investment adviser buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the Fund’s investment adviser sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Fund. In determining whether a company has favorable characteristics, the Fund’s investment adviser uses an evaluation process that includes, but is not limited to:
  Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;
  Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;
  Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and
  Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.
Although the Fund primarily invests in mature markets (such as Germany, Japan and the United Kingdom), it may also invest to a lesser extent in emerging markets (such as Brazil and China). The Fund, from time to time, may emphasize particular companies or market segments in attempting to achieve its investment objective. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.
PRINCIPAL RISKS
MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2015 is 5.25%. For the periods shown in the bar chart above, the highest quarterly return was 23.54% in the second quarter of 2009, and the lowest quarterly return was (22.51)% in the third quarter of 2011.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Average Annual Total Returns - NORTHERN INTERNATIONAL EQUITY FUND	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN INTERNATIONAL EQUITY FUND	Apr. 01, 1994	(7.08%)	5.10%	4.57%	4.79%
NORTHERN INTERNATIONAL EQUITY FUND | Return after taxes on distributions		(7.76%)	4.76%	3.54%	3.53%
NORTHERN INTERNATIONAL EQUITY FUND | Return after taxes on distributions and sale of Fund shares		(3.16%)	4.13%	3.85%	3.66%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)		(4.90%)	5.33%	4.43%	5.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.